Leases (Details) - Schedule of Amounts Reported in Consolidated Balance Sheet ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current assets
Right-of-use assets	[1]	₨ 4,465	$ 58.9	₨ 4,214
Non-current liabilities
Lease liabilities		3,534	46.6	3,359
Current liabilities
Lease liabilities		300	4.0	283
Total operating lease liabilities		₨ 3,834	$ 50.6	₨ 3,642

[1]	Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators